Related Party Transactions (Details Textual) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	10 Months Ended
	Feb. 04, 2013	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Feb. 04, 2013 Royalty Agreement [Member]	Dec. 03, 2013 Facility Agreement [Member]	Dec. 03, 2013 Eclat Pharmaceuticals [Member]	Mar. 31, 2012 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]	Dec. 31, 2012 Eclat Pharmaceuticals [Member] Senior Secured Six Year Note [Member]
Warrants Issued During Period Warrants New Issues								$ 3,300,000	$ 3,300,000	$ 12,000,000	$ 12,000,000
Percentage Of Earn Out Payment		20.00%	20.00%
Contingent Potential Cash Payment		1,000,000		1,000,000
Debt Financing Facility Agreement Amount	15,000,000
Long Term Debt Repayment Percentage					1.75%
Line of Credit Facility, Maximum Borrowing Capacity						15,000,000
Line Of Credit Facility Initial Loan						5,000,000
Line Of Credit Facility Additional Loan						$ 5,000,000
Royalty Percentage							0.834%
Business Combination Commitment Percentage		100.00%		100.00%
Debt Repayment Term	Dec. 31, 2024